UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-22164

Congressional Effect Family of Funds
(Exact name of registrant as specified in charter)

420 Lexington Avenue Suite 601 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end: 12/31/2009

Date of reporting period: 07/01/2009 to 6/30/2010

ITEM 1. PROXY VOTING RECORD:

The Registrant did not cast any proxy votes during the reporting period.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By:	/s/ Eric T. Singer
Eric T. Singer, President

Date	August 16, 2010